Deed of Cross Guarantee	12 Months Ended
Jun. 30, 2018
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Deed of Cross Guarantee

37    Deed of Cross Guarantee

BHP Billiton Limited together with wholly owned subsidiaries identified in Exhibit 8.1 – List of Subsidiaries entered into a Deed of Cross Guarantee (Deed) on 6 June 2016. The effect of the Deed is that BHP Billiton Limited has guaranteed to pay any outstanding liabilities upon the winding up of any wholly owned subsidiary that is party to the Deed. Wholly owned subsidiaries that are party to the Deed have also given a similar guarantee in the event that BHP Billiton Limited or another party to the Deed is wound up.

The wholly owned Australian subsidiaries identified in Exhibit 8.1 – List of Subsidiaries are relieved from the requirements to prepare and lodge audited financial reports.

A Consolidated Statement of Comprehensive Income and Retained Earnings and Consolidated Balance Sheet, comprising BHP Billiton Limited and the wholly owned subsidiaries that are party to the Deed for the year ended 30 June 2018 and 30 June 2017 are as follows:

Consolidated Statement of Comprehensive Income and Retained Earnings	2018	2017
	US$M	US$M
Revenue	20,434	19,394
Other income	3,188	4,988
Expenses excluding net finance costs	(12,693)	(12,085)
Net finance costs	(470)	(591)
Income tax expense	(2,218)	(2,351)

Profit after taxation	8,241	9,355
Total other comprehensive income	12	18

Total comprehensive income	8,253	9,373

Retained earnings at the beginning of the financial year	45,979	40,462
Net effect on retained earnings of entities added to/removed from the Deed	48	(1,699)
Profit after taxation for the year	8,241	9,355
Transfers to and from reserves	(15)	33
Dividends	(5,811)	(2,172)

Retained earnings at the end of the financial year	48,442	45,979

Consolidated Balance Sheet	2018	2017
	US$M	US$M
ASSETS
Current assets
Cash and cash equivalents	2	1
Trade and other receivables	3,977	3,541
Loans to related parties	16,730	14,081
Inventories	1,649	1,536
Other	90	72

Total current assets	22,448	19,231

Non-current assets
Trade and other receivables	73	76
Loans to related parties	151	335
Inventories	323	278
Property, plant and equipment	31,009	30,579
Intangible assets	444	550
Investments in Group companies	27,354	27,816
Deferred tax assets	329	402
Other	68	59

Total non-current assets	59,751	60,095

Total assets	82,199	79,326

LIABILITIES
Current liabilities
Trade and other payables	3,425	2,762
Loans from related parties	15,719	15,978
Interest bearing liabilities	115	202
Current tax payable	1,053	1,318
Provisions	952	683
Deferred income	6	8

Total current liabilities	21,270	20,951

Non-current liabilities
Trade and other payables	3	3
Loans from related parties	7,870	7,660
Interest bearing liabilities	191	251
Deferred tax liabilities	573	613
Provisions	2,475	2,479
Deferred income	18	21

Total non-current liabilities	11,130	11,027

Total liabilities	32,400	31,978

Net assets	49,799	47,348

EQUITY
Share capital – BHP Billiton Limited	1,186	1,186
Treasury shares	(5)	(1)
Reserves	176	184
Retained earnings	48,442	45,979

Total equity	49,799	47,348